Shareholder Report, Line Graph (Details) 195333_Miller Value Partners Appreciation ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Sep. 30, 2024	Jan. 30, 2024	Sep. 30, 2025
Miller Value Partners Appreciation ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Miller Value Partners Appreciation ETF NAV
Accumulated Value	$ 12,949	$ 10,000	$ 13,969
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Accumulated Value	$ 11,813	$ 10,000	$ 13,892